Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues from sales of products	$ 66	$ 44	$ 210	$ 263
Cost of sales	(14)	(28)	(165)	(55)
Gross profit	52	16	45	208
Research and development expenses	(20)	(116)	(369)	(1,938)
Selling and marketing expenses	(47)	(57)	(238)	(272)
General and administrative expenses	(604)	(742)	(3,758)	(5,576)
Operating loss	(619)	(899)	(4,320)	(7,578)
Financing income (expenses), net	(813)	5	(155)	47
Other expenses, net		(12)	428	985
Changes in fair value of investments measured under the fair value option (Notes 3, 4,5,6), net	175	84	(1,300)	(714)
Net loss	(1,257)	(822)	(5,347)	(7,260)
Net - loss attributable to non-controlling interests	64	53	154	738
Net loss attributable to the Company’s stockholders’ equity	$ (1,193)	$ (769)	$ (5,193)	$ (6,522)
Loss per share (diluted)	$ (0.39)	$ (0.26)	$ (0.89)	$ (5.43)
Loss per share (basic)	$ (0.07)	$ (0.26)		$ (5.43)
Weighted average number of shares of Common Stock outstanding- basic	16,170,201	2,960,667	5,846,231	1,200,608
Weighted average number of shares of Common Stock outstanding - diluted	22,287,535	2,960,667	5,846,231	1,200,608
Comprehensive loss:
Net loss	$ (1,257)	$ (822)	$ (5,347)	$ (7,260)
Other comprehensive income (loss) - Foreign currency translation adjustments	(6)
Comprehensive loss	(1,263)	(822)
Other comprehensive income (loss) attributable to non-controlling interests -foreign currency translation adjustments	2
Comprehensive loss attributable to the Company’s stockholders	$ (1,197)	$ (769)